Federated Hermes Institutional High Yield Bond Fund
Portfolio of Investments
July 31, 2025 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—96.4%
	Aerospace/Defense—1.6%
$ 9,550,000	TransDigm, Inc., 144A, 6.375%, 3/1/2029	$ 9,785,895
21,350,000	TransDigm, Inc., 1st Priority Sr. Secd. Note, 144A, 6.625%, 3/1/2032	21,980,231
2,950,000	TransDigm, Inc., Sr. Secd. Note, 144A, 6.000%, 1/15/2033	2,967,150
13,925,000	TransDigm, Inc., Sr. Secd. Note, 144A, 6.750%, 8/15/2028	14,225,947
38,600,000	TransDigm, Inc., Sr. Secd. Note, 144A, 6.875%, 12/15/2030	40,034,839
15,625,000	TransDigm, Inc., Sr. Sub. Note, 144A, 6.375%, 5/31/2033	15,763,312
8,275,000	TransDigm, Inc., Sr. Sub. Note, Series WI, 4.875%, 5/1/2029	8,125,232
	TOTAL	112,882,606
	Airlines—0.1%
4,893,750	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A, 5.500%, 4/20/2026	4,892,346
2,125,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A, 5.750%, 4/20/2029	2,125,605
	TOTAL	7,017,951
	Automotive—5.0%
4,100,000	Adient Global Holdings Ltd., 144A, 7.000%, 4/15/2028	4,199,732
11,450,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 7.500%, 2/15/2033	11,683,821
5,225,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 8.250%, 4/15/2031	5,466,358
77,850,000	Clarios Global LP / Clarios US Finance Co, Sr. Unsecd. Note, 144A, 8.500%, 5/15/2027	78,469,997
10,075,000	Clarios Global LP, Sr. Secd. Note, 144A, 6.750%, 2/15/2030	10,393,924
32,475,000	Dornoch Debt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 6.625%, 10/15/2029	25,671,199
9,150,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 2.700%, 8/10/2026	8,925,583
30,600,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.375%, 11/13/2025	30,449,882
23,600,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.000%, 11/13/2030	21,674,993
9,725,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.125%, 8/17/2027	9,477,718
4,375,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.271%, 1/9/2027	4,311,723
20,475,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.113%, 5/3/2029	20,039,501
10,050,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 7.350%, 11/4/2027	10,414,003
27,250,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, Series GMTN, 4.389%, 1/8/2026	27,184,494
23,175,000	IHO Verwaltungs GmbH, 144A, 8.000%, 11/15/2032	23,844,456
16,150,000	IHO Verwaltungs GmbH, Sr. Secd. Note, 144A, 6.375%, 5/15/2029	16,183,124
18,575,000	J.B. Poindexter & Co., Inc., Sr. Unsecd. Note, 144A, 8.750%, 12/15/2031	19,020,568
21,275,000	Real Hero Merger Sub 2, Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/1/2029	14,638,517
4,300,000	ZF North America Capital, Inc., Sr. Unsecd. Note, 144A, 6.750%, 4/23/2030	4,094,946
3,475,000	ZF North America Capital, Inc., Sr. Unsecd. Note, 144A, 6.875%, 4/14/2028	3,470,885
6,250,000	ZF North America Capital, Inc., Sr. Unsecd. Note, 144A, 7.125%, 4/14/2030	6,062,970
	TOTAL	355,678,394
	Banking—0.2%
10,650,000	Ally Financial, Inc., Sr. Sub. Note, 5.750%, 11/20/2025	10,665,220
	Building Materials—4.5%
9,850,000	American Builders & Contractors Supply Co., Inc., 144A, 4.000%, 1/15/2028	9,595,930
3,275,000	American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/15/2029	3,089,898
1,350,000	Camelot Return Merger SU, Sr. Secd. Note, 144A, 8.750%, 8/1/2028	1,238,315
4,225,000	CP Atlas Buyer, Inc., 144A, 9.750%, 7/15/2030	4,265,940
28,525,000	CP Atlas Buyer, Inc., 144A, 12.750%, 1/15/2031	27,123,313
39,475,000	Foundation Building Materials, Inc., Sr. Unsecd. Note, 144A, 6.000%, 3/1/2029	37,060,164
24,350,000	GYP Holdings III Corp., Sr. Unsecd. Note, 144A, 4.625%, 5/1/2029	24,605,578
14,925,000	Interface, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/1/2028	14,723,156
6,975,000	Masterbrand, Inc., 144A, 7.000%, 7/15/2032	7,097,439
11,525,000	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, Sr. Secd. Note, 144A, 6.750%, 4/1/2032	11,774,055
9,600,000	MIWD Holdco II LLC/ MIWD Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 2/1/2030	9,161,689

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Building Materials—continued
$ 19,000,000	Patrick Industries, Inc., Co. Guarantee, 144A, 6.375%, 11/1/2032	$ 19,030,153
21,100,000	Queen MergerCo., Inc., Sr. Secd. Note, 144A, 6.750%, 4/30/2032	21,780,981
13,300,000	Quikrete Holdings, Inc., Sr. Secd. Note, 144A, 6.375%, 3/1/2032	13,649,125
8,375,000	Quikrete Holdings, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/1/2033	8,594,963
5,925,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 3.375%, 1/15/2031	5,298,075
15,725,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.375%, 7/15/2030	14,897,772
5,950,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2028	5,873,241
28,400,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2027	28,403,348
14,050,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 6.250%, 8/1/2033	14,194,663
7,225,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 6.500%, 8/15/2032	7,383,097
28,675,000	White Cap Buyer LLC, Sr. Unsecd. Note, 144A, 6.875%, 10/15/2028	28,622,098
	TOTAL	317,462,993
	Cable Satellite—5.9%
438,000	CCO Holdings LLC/Cap Corp., Sr. Sub. Secd. Note, 144A, 5.500%, 5/1/2026	437,546
14,850,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 4.500%, 5/1/2032	13,485,350
36,375,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2031	33,249,216
8,100,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2034	6,986,430
28,575,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 8/15/2030	26,755,921
3,450,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 6/1/2033	3,066,728
16,250,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.750%, 3/1/2030	15,452,592
6,225,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.750%, 2/1/2032	5,760,131
9,350,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	9,181,196
10,400,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.125%, 5/1/2027	10,321,359
11,600,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2029	11,400,660
4,000,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 7.375%, 3/1/2031	4,114,700
3,825,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2031	2,505,943
24,400,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.125%, 12/1/2030	16,428,415
25,925,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.500%, 11/15/2031	17,297,677
8,825,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.625%, 12/1/2030	4,136,517
3,975,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 6.500%, 2/1/2029	3,144,171
8,050,000	DISH DBS Corp., Sr. Unsecd. Note, Series WI, 5.125%, 6/1/2029	5,984,711
8,125,000	Doyla Holdco 18 Designated Activity Co., Sr. Unsecd. Note, 144A, 5.000%, 7/15/2028	7,886,841
6,050,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.125%, 9/1/2026	5,919,073
9,525,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2031	8,411,703
8,050,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.000%, 7/15/2028	7,666,921
16,625,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2030	15,180,682
3,600,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.000%, 8/1/2027	3,563,666
20,375,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2029	20,138,758
37,675,000	Sunrise FinCo I B.V., Sr. Note, 144A, 4.875%, 7/15/2031	35,550,695
44,000,000	Telenet Finance Luxembourg, Sr. Secd. Note, 144A, 5.500%, 3/1/2028	43,662,947
13,875,000	Virgin Media Finance PLC, Sr. Unsecd. Note, 144A, 5.000%, 7/15/2030	12,521,537
7,400,000	Virgin Media Secured Finance PLC, Sr. Secd. Note, 144A, 4.500%, 8/15/2030	6,888,092
9,850,000	Virgin Media Secured Finance PLC, Sr. Secd. Note, 144A, 5.500%, 5/15/2029	9,635,014
17,325,000	Vmed O2 UK Financing I PLC, Sr. Note, 144A, 4.750%, 7/15/2031	16,046,937
10,100,000	Vmed O2 UK Financing I PLC, Sr. Secd. Note, 144A, 4.250%, 1/31/2031	9,212,780
15,350,000	VZ Secured Financing B.V., Sr. Secd. Note, 144A, 5.000%, 1/15/2032	13,515,188
3,800,000	Ziggo B.V., Sr. Secd. Note, 144A, 4.875%, 1/15/2030	3,513,883
7,925,000	Ziggo Bond Co. B.V., Sr. Unsecd. Note, 144A, 5.125%, 2/28/2030	6,922,247
	TOTAL	415,946,227
	Chemicals—3.5%
7,350,000	Ashland, Inc., Sr. Unsecd. Note, 144A, 3.375%, 9/1/2031	6,478,910
6,125,000	Axalta Coat/Dutch Holding B.V., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2027	6,075,990
5,275,000	Axalta Coating Systems Dutch Holding B B.V., Sr. Unsecd. Note, 144A, 7.250%, 2/15/2031	5,492,256
5,550,000	Axalta Coating Systems LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2029	5,207,554

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Chemicals—continued
$ 3,650,000	Celanese US Holdings LLC, Sr. Unsecd. Note, 6.500%, 4/15/2030	$ 3,694,369
16,725,000	Celanese US Holdings LLC, Sr. Unsecd. Note, 6.750%, 4/15/2033	16,884,590
9,425,000	Cheever Escrow Issuer, Sr. Secd. Note, 144A, 7.125%, 10/1/2027	9,579,513
17,475,000	Element Solutions, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	16,849,980
10,350,000	H.B. Fuller Co., Sr. Unsecd. Note, 4.250%, 10/15/2028	10,019,692
20,350,000	Herens Holdco S.a.r.l., Sr. Secd. Note, 144A, 4.750%, 5/15/2028	17,761,185
18,975,000	Illuminate Buyer LLC/Illuminate Holdings IV, Inc., Sr. Unsecd. Note, 144A, 9.000%, 7/1/2028	19,001,280
22,175,000	Maxam Prill S.a.r.l., Sr. Secd. Note, 144A, 7.750%, 7/15/2030	21,701,985
17,475,000	Olympus Water US Holding Corp., Sr. Secd. Note, 144A, 4.250%, 10/1/2028	16,655,326
4,750,000	Olympus Water US Holding Corp., Sr. Secd. Note, 144A, 7.250%, 6/15/2031	4,855,165
18,700,000	Olympus Water US Holding Corp., Sr. Secd. Note, 144A, 9.750%, 11/15/2028	19,627,053
20,400,000	Olympus Water US Holding Corp., Sr. Unsecd. Note, 144A, 6.250%, 10/1/2029	19,560,250
14,425,000	Olympus Water US Holding Corp., Sr. Unsecd. Note, 144A, 6.750%, 8/1/2032	14,263,257
2,325,000	SNF Group SACA, Sr. Unsecd. Note, 144A, 3.125%, 3/15/2027	2,247,513
5,125,000	SNF Group SACA, Sr. Unsecd. Note, 144A, 3.375%, 3/15/2030	4,711,558
7,625,000	WR Grace Holdings LLC, 144A, 4.875%, 6/15/2027	7,591,550
4,050,000	WR Grace Holdings LLC, Sr. Secd. Note, 144A, 7.375%, 3/1/2031	4,172,581
14,025,000	WR Grace Holdings LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	12,941,346
	TOTAL	245,372,903
	Construction Machinery—0.7%
8,450,000	Herc Holdings, Inc., Sr. Unsecd. Note, 144A, 7.000%, 6/15/2030	8,738,657
5,675,000	Herc Holdings, Inc., Sr. Unsecd. Note, 144A, 7.250%, 6/15/2033	5,880,713
825,000	United Rentals North America, Inc., 144A, 6.000%, 12/15/2029	840,420
2,500,000	United Rentals North America, Inc., Sr. Unsecd. Note, 3.750%, 1/15/2032	2,279,400
3,200,000	United Rentals North America, Inc., Sr. Unsecd. Note, 3.875%, 2/15/2031	2,988,530
12,850,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.000%, 7/15/2030	12,167,926
10,600,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2028	10,543,053
5,650,000	United Rentals North America, Inc., Sr. Unsecd. Note, 144A, 6.125%, 3/15/2034	5,800,024
	TOTAL	49,238,723
	Consumer Cyclical Services—3.2%
10,675,000	Allied Universal Holdco LLC, Sr. Secd. Note, 144A, 6.875%, 6/15/2030	10,935,374
13,375,000	Allied Universal Holdco LLC, Sr. Secd. Note, 144A, 7.875%, 2/15/2031	14,034,481
28,725,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	27,982,077
14,350,000	Cars.com, Inc., Sr. Unsecd. Note, 144A, 6.375%, 11/1/2028	14,332,427
18,225,000	Dun & Bradstreet Corp., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	18,653,517
5,800,000	Garda World Security Corp., 144A, 8.250%, 8/1/2032	5,986,188
5,625,000	Garda World Security Corp., Sr. Secd. Note, 144A, 4.625%, 2/15/2027	5,579,350
4,325,000	Garda World Security Corp., Sr. Secd. Note, 144A, 7.750%, 2/15/2028	4,465,247
28,325,000	Garda World Security Corp., Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	27,850,358
25,525,000	Garda World Security Corp., Sr. Unsecd. Note, 144A, 8.375%, 11/15/2032	26,316,428
8,900,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc., Sr. Unsecd. Note, 144A, 5.250%, 12/1/2027	8,874,124
18,175,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 4.125%, 8/1/2030	16,967,749
12,600,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 4.625%, 6/1/2028	12,321,549
8,175,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 5.000%, 12/15/2027	8,119,085
11,850,000	The Brink’s Co., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2029	12,151,168
9,900,000	The Brink’s Co., Sr. Unsecd. Note, 144A, 6.750%, 6/15/2032	10,207,435
	TOTAL	224,776,557
	Consumer Products—1.7%
2,550,000	Acushnet Co., Sr. Unsecd. Note, 144A, 7.375%, 10/15/2028	2,659,551
23,100,000	Beach Acquisition Bidco, Sr. Unsecd. Note, 144A, 10.000%, 7/15/2033	24,141,228
9,675,000	Champ Acquisition Corp., Sr. Secd. Note, 144A, 8.375%, 12/1/2031	10,259,805
5,625,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 4.125%, 4/1/2029	5,326,972
9,850,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 5.500%, 6/1/2028	9,789,427
24,400,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.375%, 3/31/2029	23,162,827

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Products—continued
$ 20,050,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2028	$ 19,503,353
12,175,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 6.500%, 12/31/2027	12,365,052
3,850,000	Whirlpool Corp., Sr. Unsecd. Note, 6.125%, 6/15/2030	3,843,611
8,675,000	Whirlpool Corp., Sr. Unsecd. Note, 6.500%, 6/15/2033	8,554,802
	TOTAL	119,606,628
	Diversified Manufacturing—1.5%
41,025,000	EMRLD Borrower LP / Emerald Co-Issuer, Inc., Sr. Secd. Note, 144A, 6.625%, 12/15/2030	41,880,741
3,275,000	EMRLD Borrower LP, Sr. Secd. Note, 144A, 6.750%, 7/15/2031	3,376,148
3,925,000	EnPro, Inc., Sr. Unsecd. Note, 144A, 6.125%, 6/1/2033	3,969,651
12,475,000	Gates Corp., Sr. Unsecd. Note, 144A, 6.875%, 7/1/2029	12,853,367
10,700,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 6.375%, 3/15/2029	10,988,290
3,550,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 6.375%, 3/15/2033	3,637,170
11,400,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 6.625%, 3/15/2032	11,776,884
18,100,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.250%, 6/15/2028	18,352,332
	TOTAL	106,834,583
	Finance Companies—3.0%
42,825,000	Boost Newco Borrower LLC, 144A, 7.500%, 1/15/2031	45,306,323
2,025,000	Macquarie Airfinance Holdings Ltd., Sr. Unsecd. Note, 144A, 8.125%, 3/30/2029	2,118,176
5,650,000	Navient Corp., Sr. Unsecd. Note, 4.875%, 3/15/2028	5,518,563
8,050,000	Navient Corp., Sr. Unsecd. Note, 5.000%, 3/15/2027	7,967,605
7,125,000	Navient Corp., Sr. Unsecd. Note, 5.500%, 3/15/2029	6,976,208
6,400,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/15/2026	6,468,538
2,875,000	Rocket Cos., Inc., Sr. Unsecd. Note, 144A, 6.125%, 8/1/2030	2,916,910
12,500,000	Rocket Cos., Inc., Sr. Unsecd. Note, 144A, 6.375%, 8/1/2033	12,765,415
17,150,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 2.875%, 10/15/2026	16,736,165
14,975,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.625%, 3/1/2029	14,157,517
18,475,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.875%, 3/1/2031	17,059,301
11,300,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 4.000%, 10/15/2033	10,008,582
22,375,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.500%, 11/15/2025	22,389,210
19,600,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2029	19,187,822
11,200,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.750%, 6/15/2027	11,208,393
9,100,000	UWM Holdings LLC, Sr. Unsecd. Note, 144A, 6.625%, 2/1/2030	9,112,282
	TOTAL	209,897,010
	Food & Beverage—2.1%
1,175,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	1,164,676
19,450,000	Bellring Brands, Inc., Sr. Unsecd. Note, 144A, 7.000%, 3/15/2030	20,196,394
36,050,000	Froneri Lux Finco S.a.r.l., Sr. Secd. Note, 144A, 6.000%, 8/1/2032	35,943,717
17,025,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 8/1/2029	16,383,152
6,475,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 5.500%, 10/15/2027	6,470,287
3,950,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 6.125%, 9/15/2032	4,016,111
6,500,000	Post Holdings, Inc., 144A, 6.375%, 3/1/2033	6,511,350
8,100,000	Post Holdings, Inc., Sr. Secd. Note, 144A, 6.250%, 2/15/2032	8,261,417
12,325,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/15/2029	12,225,868
3,550,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/1/2030	3,423,867
20,375,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2029	19,972,960
2,850,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 5.750%, 4/15/2033	2,830,914
8,225,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 6.875%, 9/15/2028	8,481,011
	TOTAL	145,881,724
	Gaming—4.0%
15,400,000	Affinity Gaming LLC, 144A, 6.875%, 12/15/2027	8,497,565
12,800,000	Boyd Gaming Corp., Sr. Unsecd. Note, 4.750%, 12/1/2027	12,706,611
8,675,000	Boyd Gaming Corp., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2031	8,268,329
18,875,000	Caesars Entertainment, Inc., 144A, 6.000%, 10/15/2032	18,232,786
12,250,000	Caesars Entertainment, Inc., Sr. Secd. Note, 144A, 6.500%, 2/15/2032	12,500,406

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Gaming—continued
$ 13,725,000	Caesars Entertainment, Inc., Sr. Secd. Note, 144A, 7.000%, 2/15/2030	$ 14,166,355
6,300,000	Caesars Entertainment, Inc., Sr. Unsecd. Note, 144A, 4.625%, 10/15/2029	5,958,217
7,975,000	CCM Merger, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/1/2026	7,978,254
5,825,000	Churchill Downs, Inc., Sr. Secd. Note, 144A, 5.750%, 4/1/2030	5,814,954
2,425,000	Churchill Downs, Inc., Sr. Unsecd. Note, 144A, 5.500%, 4/1/2027	2,423,412
21,100,000	Churchill Downs, Inc., Sr. Unsecd. Note, 144A, 6.750%, 5/1/2031	21,570,045
17,425,000	Light & Wonder International, Inc., Sr. Unsecd. Note, 144A, 7.250%, 11/15/2029	17,927,903
8,250,000	Light & Wonder International, Inc., Sr. Unsecd. Note, 144A, 7.500%, 9/1/2031	8,605,410
12,575,000	MGM Resorts International, Sr. Unsecd. Note, 6.125%, 9/15/2029	12,755,237
22,325,000	MGM Resorts International, Sr. Unsecd. Note, 6.500%, 4/15/2032	22,690,073
15,650,000	Midwest Gaming Borrower LLC, Sr. Note, 144A, 4.875%, 5/1/2029	15,089,267
6,375,000	PENN Entertaintment, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2029	5,913,453
6,225,000	PENN Entertaintment, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2027	6,192,378
4,075,000	Station Casinos, LLC, 144A, 6.625%, 3/15/2032	4,158,370
33,600,000	Station Casinos, LLC, Sr. Unsecd. Note, 144A, 4.500%, 2/15/2028	32,868,825
5,250,000	Station Casinos, LLC, Sr. Unsecd. Note, 144A, 4.625%, 12/1/2031	4,916,428
5,600,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.250%, 12/1/2026	5,555,663
14,950,000	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp., 144A, 7.125%, 2/15/2031	15,910,283
12,025,000	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp., Sr. Unsecd. Note, 144A, 6.250%, 3/15/2033	12,069,180
	TOTAL	282,769,404
	Health Care—5.3%
14,100,000	AHP Health Partners, Inc., Sr. Unsecd. Note, 144A, 5.750%, 7/15/2029	13,630,985
8,800,000	Avantor Funding, Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/1/2029	8,306,168
32,350,000	Avantor Funding, Inc., Sr. Unsecd. Note, 144A, 4.625%, 7/15/2028	31,650,373
8,050,000	CHS/Community Health Systems, Inc., 144A, 6.125%, 4/1/2030	5,697,473
14,100,000	CHS/Community Health Systems, Inc., 144A, 6.875%, 4/15/2029	10,975,158
15,700,000	CHS/Community Health Systems, Inc., Sr. Note, 144A, 5.250%, 5/15/2030	13,748,961
10,825,000	CHS/Community Health Systems, Inc., Sr. Secd. Note, 144A, 5.625%, 3/15/2027	10,848,804
3,375,000	CHS/Community Health Systems, Inc., Sr. Secd. Note, 144A, 6.000%, 1/15/2029	3,210,772
7,050,000	CHS/Community Health Systems, Inc., Sr. Secd. Note, 144A, 9.750%, 1/15/2034	7,103,852
7,500,000	Concentra Escrow Issuer Corp., Sr. Unsecd. Note, 144A, 6.875%, 7/15/2032	7,715,552
8,850,000	Embecta Corp., Sr. Note, 144A, 6.750%, 2/15/2030	8,498,856
2,875,000	Insulet Corp., Sr. Unsecd. Note, 144A, 6.500%, 4/1/2033	2,957,351
8,350,000	Iqvia, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/15/2026	8,335,776
8,450,000	Iqvia, Inc., Sr. Unsecd. Note, 144A, 5.000%, 5/15/2027	8,407,685
20,675,000	Iqvia, Inc., Sr. Unsecd. Note, 144A, 6.250%, 6/1/2032	21,227,126
2,550,000	Iqvia, Inc., Sr. Unsecd. Note, 144A, 6.500%, 5/15/2030	2,631,103
14,325,000	Medline Borrower LP, Sr. Secd. Note, 144A, 3.875%, 4/1/2029	13,670,349
66,175,000	Medline Borrower LP, Sr. Unsecd. Note, 144A, 5.250%, 10/1/2029	64,923,426
8,275,000	Medline Borrower LP/Medline Co-Issuer, Inc., 144A, 6.250%, 4/1/2029	8,447,889
3,175,000	Neogen Food Safety Corp., Sr. Unsecd. Note, 144A, 8.625%, 7/20/2030	3,211,846
22,800,000	Raven Acquisition Holdings LLC, Sr. Secd. Note, 144A, 6.875%, 11/15/2031	23,085,613
18,250,000	Select Medical Corp., 144A, 6.250%, 12/1/2032	18,225,154
4,600,000	Teleflex, Inc., Sr. Unsecd. Note, 4.625%, 11/15/2027	4,528,128
1,550,000	Teleflex, Inc., Sr. Unsecd. Note, 144A, 4.250%, 6/1/2028	1,502,394
5,250,000	Tenet Healthcare Corp., 4.250%, 6/1/2029	5,070,660
4,625,000	Tenet Healthcare Corp., 4.625%, 6/15/2028	4,550,122
18,900,000	Tenet Healthcare Corp., 5.125%, 11/1/2027	18,835,332
16,275,000	Tenet Healthcare Corp., 6.250%, 2/1/2027	16,296,060
5,675,000	Tenet Healthcare Corp., Sr. Secd. Note, 6.750%, 5/15/2031	5,843,633
21,575,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 6.125%, 10/1/2028	21,589,800
	TOTAL	374,726,401
	Health Insurance—0.3%
6,000,000	Centene Corp., Sr. Unsecd. Note, Series WI, 4.250%, 12/15/2027	5,821,868

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Health Insurance—continued
$ 7,900,000		Centene Corp., Sr. Unsecd. Note, Series WI, 4.625%, 12/15/2029	$ 7,517,562
10,125,000		Molina Healthcare, Inc., Sr. Secd. Note, 144A, 6.250%, 1/15/2033	10,002,216
		TOTAL	23,341,646
		Independent Energy—3.4%
17,800,000		Aethon United BR LP/Aethon United Finance Corp., 144A, 7.500%, 10/1/2029	18,665,365
6,325,000		Antero Resources Corp., Sr. Unsecd. Note, 144A, 5.375%, 3/1/2030	6,301,056
2,475,000		Antero Resources Corp., Sr. Unsecd. Note, 144A, 7.625%, 2/1/2029	2,537,620
8,625,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	8,601,133
4,925,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 6.625%, 10/15/2032	5,013,955
5,075,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 6.625%, 7/15/2033	5,149,674
2,971,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 9.000%, 11/1/2027	3,610,300
3,000,000		Civitas Resources, Inc., Sr. Secd. Note, 144A, 9.625%, 6/15/2033	3,088,302
7,675,000		Civitas Resources, Inc., Sr. Unsecd. Note, 144A, 8.625%, 11/1/2030	7,838,593
3,250,000		Civitas Resources, Inc., Sr. Unsecd. Note, 144A, 8.750%, 7/1/2031	3,294,163
13,950,000		Civitas Resources, Inc., Unsecd. Note, 144A, 8.375%, 7/1/2028	14,362,584
3,150,000		CNX Resources Corp., Sr. Unsecd. Note, 144A, 7.250%, 3/1/2032	3,250,614
9,475,000		Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 5.875%, 1/15/2030	8,951,838
20,950,000		Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/1/2029	20,730,002
1,896,000		EQT Corp., Sr. Unsecd. Note, 144A, 4.500%, 1/15/2029	1,873,949
13,700,000		EQT Corp., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2031	13,503,190
5,525,000		EQT Corp., Sr. Unsecd. Note, 144A, 6.375%, 4/1/2029	5,689,983
1,600,000		EQT Corp., Sr. Unsecd. Note, 144A, 7.500%, 6/1/2027	1,628,867
4,000,000		Expand Energy Corp., Sr. Unsecd. Note, 4.750%, 2/1/2032	3,888,050
6,975,000		Expand Energy Corp., Sr. Unsecd. Note, 5.375%, 3/15/2030	6,987,665
1,900,000	[1,2]	Expand Energy Corp., Sr. Unsecd. Note, 5.750%, 3/15/2099	7,410
10,175,000	[1,2]	Expand Energy Corp., Sr. Unsecd. Note, 7.000%, 10/1/2099	39,683
1,600,000		Expand Energy Corp., Sr. Unsecd. Note, 144A, 5.875%, 2/1/2029	1,606,330
9,575,000		Matador Resources Co., Sr. Unsecd. Note, 144A, 6.250%, 4/15/2033	9,509,768
8,900,000		Matador Resources Co., Sr. Unsecd. Note, 144A, 6.500%, 4/15/2032	8,934,131
2,500,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 7.150%, 5/15/2028	2,642,813
5,725,000		Permian Resources Operating LLC, Sr. Sub. Secd. Note, 144A, 6.250%, 2/1/2033	5,764,319
10,925,000		Permian Resources Operating LLC, Sr. Unsecd. Note, 144A, 5.375%, 1/15/2026	10,914,723
5,900,000		Range Resources Corp., Sr. Unsecd. Note, 8.250%, 1/15/2029	6,054,025
5,500,000		Range Resources Corp., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2030	5,351,166
20,400,000		Rockcliff Energy II LLC, Sr. Unsecd. Note, 144A, 5.500%, 10/15/2029	19,888,215
3,575,000		Sitio Royalties Operating Partnership LP / Sitio Finance Corp., Sr. Unsecd. Note, 144A, 7.875%, 11/1/2028	3,733,026
4,575,000		SM Energy Co., Sr. Unsecd. Note, 6.625%, 1/15/2027	4,568,687
8,325,000		SM Energy Co., Sr. Unsecd. Note, 6.750%, 9/15/2026	8,350,341
6,300,000		SM Energy Co., Sr. Unsecd. Note, 144A, 6.750%, 8/1/2029	6,310,458
3,000,000		SM Energy Co., Sr. Unsecd. Note, 144A, 7.000%, 8/1/2032	2,973,214
		TOTAL	241,615,212
		Industrial - Other—1.5%
5,350,000		Hillenbrand, Inc., Sr. Unsecd. Note, 6.250%, 2/15/2029	5,425,173
2,950,000		Madison Iaq LLC, Sr. Secd. Note, 144A, 4.125%, 6/30/2028	2,857,343
53,725,000		Madison Iaq LLC, Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	52,355,126
32,275,000		SPX Flow, Inc., Sr. Unsecd. Note, 144A, 8.750%, 4/1/2030	33,364,152
10,325,000		TK Elevator U.S. Newco, Inc., Sr. Unsecd. Note, 144A, 5.250%, 7/15/2027	10,286,819
		TOTAL	104,288,613
		Insurance - P&C—9.1%
3,000,000		Acrisure LLC, Sr. Secd. Note, 144A, 6.750%, 7/1/2032	3,039,386
21,050,000		Acrisure LLC, Sr. Secd. Note, 144A, 7.500%, 11/6/2030	21,760,206
5,200,000		Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144A, 5.875%, 11/1/2029	5,124,898
14,675,000		Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144A, 7.375%, 10/1/2032	15,103,906
5,650,000		Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, Sr. Secd. Note, 144A, 6.500%, 10/1/2031	5,739,123

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Insurance - P&C—continued
$ 22,125,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, Sr. Secd. Note, 144A, 7.000%, 1/15/2031	$ 22,769,435
7,050,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, Sr. Unsecd. Note, 144A, 6.750%, 10/15/2027	7,062,006
11,225,000	AmWINS Group, Inc., Sr. Secd. Note, 144A, 6.375%, 2/15/2029	11,437,714
34,800,000	AmWINS Group, Inc., Sr. Unsecd. Note, 144A, 4.875%, 6/30/2029	33,829,988
11,675,000	Amynta Agency/Warranty Borrower, Inc., Sr. Unsecd. Note, 144A, 7.500%, 7/15/2033	11,719,995
8,550,000	Ardonagh Finco Ltd., Sr. Secd. Note, 144A, 7.750%, 2/15/2031	8,922,199
71,650,000	Ardonagh Group Finance Ltd., Sr. Unsecd. Note, 144A, 8.875%, 2/15/2032	75,413,058
24,900,000	AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2029	24,872,969
11,350,000	AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 7.500%, 2/15/2032	12,128,179
27,525,000	Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 144A, 7.125%, 5/15/2031	28,442,683
58,850,000	Broadstreet Partners, Inc., Sr. Unsecd. Note, 144A, 5.875%, 4/15/2029	58,507,799
36,125,000	Hub International Ltd., Sr. Secd. Note, 144A, 7.250%, 6/15/2030	37,680,579
23,675,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 5.625%, 12/1/2029	23,526,006
52,800,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 7.375%, 1/31/2032	55,010,922
19,625,000	Jones Deslauriers Insurance Management, Inc., Sr. Secd. Note, 144A, 8.500%, 3/15/2030	20,723,387
24,950,000	Jones Deslauriers Insurance Management, Inc., Sr. Unsecd. Note, 144A, 10.500%, 12/15/2030	26,537,519
52,200,000	Panther Escrow Issuer, Sr. Secd. Note, 144A, 7.125%, 6/1/2031	54,013,292
11,675,000	Ryan Specialty LLC, Sr. Secd. Note, 144A, 4.375%, 2/1/2030	11,216,823
13,325,000	Ryan Specialty LLC, Sr. Secd. Note, 144A, 5.875%, 8/1/2032	13,373,556
50,750,000	USI, Inc./NY, Sr. Unsecd. Note, 144A, 7.500%, 1/15/2032	53,645,643
	TOTAL	641,601,271
	Leisure—2.7%
3,825,000	Carnival Corp., Sr. Secd. Note, 144A, 7.000%, 8/15/2029	4,021,942
2,950,000	Carnival Corp., Sr. Unsecd. Note, 144A, 5.750%, 3/15/2030	2,994,137
4,825,000	Carnival Corp., Sr. Unsecd. Note, 144A, 5.750%, 8/1/2032	4,863,696
9,425,000	Carnival Corp., Sr. Unsecd. Note, 144A, 5.875%, 6/15/2031	9,572,266
16,075,000	Carnival Corp., Sr. Unsecd. Note, 144A, 6.000%, 5/1/2029	16,227,600
7,800,000	Carnival Corp., Sr. Unsecd. Note, 144A, 6.125%, 2/15/2033	7,943,255
8,550,000	NCL Corp. Ltd., Sr. Secd. Note, 144A, 8.125%, 1/15/2029	8,988,016
2,058,000	NCL Corp. Ltd., Sr. Unsecd. Note, 144A, 5.875%, 3/15/2026	2,066,936
8,600,000	NCL Corp. Ltd., Sr. Unsecd. Note, 144A, 6.750%, 2/1/2032	8,838,611
4,750,000	NCL Corp. Ltd., Sr. Unsecd. Note, 144A, 7.750%, 2/15/2029	5,042,220
7,900,000	NCL Finance Ltd., Sr. Unsecd. Note, 144A, 6.125%, 3/15/2028	8,000,322
17,500,000	Royal Caribbean Cruises, Ltd., 144A, 6.000%, 2/1/2033	17,799,746
750,000	Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 4.250%, 7/1/2026	747,437
4,325,000	Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 5.375%, 7/15/2027	4,348,212
7,750,000	Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 5.500%, 8/31/2026	7,780,729
6,650,000	Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 5.625%, 9/30/2031	6,701,917
10,050,000	Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 6.250%, 3/15/2032	10,321,400
5,775,000	Six Flags Entertainment Corp., Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	5,763,415
23,550,000	Six Flags Entertainment Corp., Sr. Unsecd. Note, 144A, 7.250%, 5/15/2031	24,020,105
32,625,000	United Parks & Resorts, Inc., Sr. Unsecd. Note, 144A, 5.250%, 8/15/2029	31,791,167
	TOTAL	187,833,129
	Lodging—1.1%
1,875,000	Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2032	1,691,721
9,275,000	Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, 144A, 3.750%, 5/1/2029	8,841,606
13,000,000	Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, 144A, 5.750%, 5/1/2028	13,005,037
1,650,000	Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, 144A, 5.750%, 9/15/2033	1,652,599
10,950,000	Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, 144A, 5.875%, 3/15/2033	11,040,545
12,925,000	RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 4/1/2032	13,210,190
3,100,000	RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2033	3,176,967
5,900,000	RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 7.250%, 7/15/2028	6,088,717
12,425,000	Wyndham Hotels & Resorts, Inc., Sr. Unsecd. Note, 144A, 4.375%, 8/15/2028	12,065,550

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Lodging—continued
$ 6,800,000	XHR LP, Sr. Unsecd. Note, 144A, 6.625%, 5/15/2030	$ 6,919,864
	TOTAL	77,692,796
	Media Entertainment—2.0%
3,674,000	Cumulus Media News Holdings, Inc., 144A, 8.000%, 7/1/2029	1,001,165
12,325,000	Gray Escrow II, Inc., Sr. Unsecd. Note, 144A, 5.375%, 11/15/2031	9,107,782
2,000,000	Lamar Media Corp., Sr. Unsecd. Note, 4.000%, 2/15/2030	1,899,382
8,850,000	Lamar Media Corp., Sr. Unsecd. Note, 4.875%, 1/15/2029	8,699,185
1,650,000	Lamar Media Corp., Sr. Unsecd. Note, Series WI, 3.625%, 1/15/2031	1,519,255
4,875,000	Nexstar Broadcasting, Inc., Sr. Unsecd. Note, 144A, 5.625%, 7/15/2027	4,868,586
3,200,000	Outfront Media Capital LLC / Outfront Media Capital Corp., 144A, 7.375%, 2/15/2031	3,362,903
6,225,000	Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2029	5,932,151
8,275,000	Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2030	7,864,553
6,575,000	Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 5.000%, 8/15/2027	6,513,300
2,775,000	Sinclair Television Group, Inc., 144A, 4.375%, 12/31/2032	2,072,120
8,175,000	Sinclair Television Group, Inc., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	6,787,743
28,750,000	Stagwell Global LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	27,695,234
2,875,000	Tegna, Inc., Sr. Unsecd. Note, 5.000%, 9/15/2029	2,766,068
3,950,000	Univision Communications, Inc., 144A, 9.375%, 8/1/2032	4,101,150
12,375,000	Univision Communications, Inc., Sr. Secd. Note, 144A, 4.500%, 5/1/2029	11,461,236
11,525,000	Univision Communications, Inc., Sr. Secd. Note, 144A, 7.375%, 6/30/2030	11,473,080
15,600,000	Univision Communications, Inc., Sr. Secd. Note, 144A, 8.000%, 8/15/2028	16,039,327
5,450,000	WMG Acquisition Corp., Sr. Secd. Note, 144A, 3.750%, 12/1/2029	5,121,775
	TOTAL	138,285,995
	Metals & Mining—1.0%
19,175,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/1/2029	18,090,389
3,850,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 4.875%, 3/1/2031	3,420,108
1,150,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 6.750%, 4/15/2030	1,145,385
4,300,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 6.875%, 11/1/2029	4,305,921
16,000,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 7.000%, 3/15/2032	15,629,754
7,175,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 7.375%, 5/1/2033	6,991,742
21,350,000	Coeur Mining, Inc., Sr. Unsecd. Note, 144A, 5.125%, 2/15/2029	20,796,087
	TOTAL	70,379,386
	Midstream—5.0%
9,325,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.375%, 6/15/2029	9,253,598
23,650,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	23,680,186
32,175,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	32,153,250
3,625,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 6.625%, 2/1/2032	3,729,567
7,375,000	Aris Water Holdings LLC, Sr. Unsecd. Note, 144A, 7.250%, 4/1/2030	7,569,611
4,575,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsecd. Note, 144A, 7.000%, 7/15/2029	4,748,141
8,325,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsecd. Note, 144A, 7.250%, 7/15/2032	8,784,590
24,725,000	CNX Midstream Partners LP, Sr. Unsecd. Note, 144A, 4.750%, 4/15/2030	23,381,668
11,575,000	Crestwood Midstream Partners LP, Sr. Unsecd. Note, 144A, 7.375%, 2/1/2031	12,108,021
15,875,000	DT Midstream, Inc., Sr. Unsecd. Note, 144A, 4.375%, 6/15/2031	15,121,598
2,800,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 4.250%, 2/15/2030	2,711,669
15,300,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 5.125%, 6/15/2028	15,232,955
1,525,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 5.500%, 10/15/2030	1,532,816
2,750,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 5.875%, 3/1/2028	2,797,347
4,500,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 6.500%, 6/1/2029	4,638,852
19,150,000	HF Sinclair Corp., Sr. Unsecd. Note, 5.000%, 2/1/2028	19,107,311
20,325,000	Northriver Midstream Fin, 144A, 6.750%, 7/15/2032	20,710,504
7,450,000	Rockies Express Pipeline, Sr. Unsecd. Note, 144A, 6.750%, 3/15/2033	7,748,387
12,600,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	12,593,839
28,000,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 6/1/2031	26,320,720
9,525,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.000%, 1/15/2028	9,516,392

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Midstream—continued
$ 19,400,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.500%, 3/1/2030	$ 19,692,319
14,850,000	Venture Global Plaquemines LNG LLC, Sr. Secd. Note, 144A, 6.500%, 1/15/2034	15,286,234
12,075,000	Venture Global Plaquemines LNG LLC, Sr. Secd. Note, 144A, 6.750%, 1/15/2036	12,429,167
18,775,000	Venture Global Plaquemines LNG LLC, Sr. Secd. Note, 144A, 7.500%, 5/1/2033	20,287,675
17,875,000	Venture Global Plaquemines LNG LLC, Sr. Secd. Note, 144A, 7.750%, 5/1/2035	19,610,518
	TOTAL	350,746,935
	Oil Field Services—2.3%
26,950,000	Archrock Partners LP / Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.250%, 4/1/2028	26,967,734
29,575,000	Archrock Partners LP / Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	29,669,048
22,725,000	Kodiak Gas Services LLC, Sr. Unsecd. Note, 144A, 7.250%, 2/15/2029	23,294,511
11,625,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.500%, 1/15/2028	10,738,482
5,925,000	Nabors Industries, Inc., Co. Guarantee, 144A, 9.125%, 1/31/2030	5,870,167
1,575,000	Nabors Industries, Inc., Sr. Unsecd. Note, 144A, 7.375%, 5/15/2027	1,591,000
6,000,000	Nabors Industries, Inc., Sr. Unsecd. Note, 144A, 8.875%, 8/15/2031	4,816,074
11,425,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 6.875%, 1/15/2029	11,427,340
2,827,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 7.125%, 1/15/2026	2,838,004
26,200,000	USA Compression Partners LP, Sr. Unsecd. Note, 6.875%, 9/1/2027	26,215,175
18,225,000	USA Compression Partners LP, Sr. Unsecd. Note, 144A, 7.125%, 3/15/2029	18,642,868
	TOTAL	162,070,403
	Packaging—3.0%
30,994,948	ARD Finance S.A., Secured Note, 144A, 7.250% PIK, 6/30/2027	2,305,249
23,400,000	Ardagh Metal Packaging, Sr. Unsecd. Note, 144A, 4.000%, 9/1/2029	21,333,971
26,100,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 5.250%, 8/15/2027	12,553,578
24,500,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 5.250%, 8/15/2027	11,784,010
13,750,000	Ball Corp., Sr. Unsecd. Note, 2.875%, 8/15/2030	12,361,529
6,325,000	Ball Corp., Sr. Unsecd. Note, 6.000%, 6/15/2029	6,445,358
10,650,000	Ball Corp., Sr. Unsecd. Note, 6.875%, 3/15/2028	10,878,908
4,625,000	Clydesdale Acquisition Holdings, Inc., Sr. Secd. Note, 144A, 6.750%, 4/15/2032	4,740,556
8,225,000	Clydesdale Acquisition Holdings, Inc., Sr. Secd. Note, 144A, 6.875%, 1/15/2030	8,421,413
29,675,000	Clydesdale Acquisition Holdings, Inc., Sr. Unsecd. Note, 144A, 8.750%, 4/15/2030	30,312,649
9,100,000	Crown Americas LLC, Sr. Unsecd. Note, 144A, 5.875%, 6/1/2033	9,125,280
7,725,000	Mauser Packaging Solutions Holding Co., 144A, 9.250%, 4/15/2027	7,653,123
12,700,000	Mauser Packaging Solutions Holding Co., Sr. Secd. Note, 144A, 7.875%, 4/15/2027	12,826,695
3,875,000	OI European Group B.V., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2030	3,675,672
3,373,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 6.625%, 5/13/2027	3,379,817
16,950,000	Sealed Air Corp., 144A, 6.500%, 7/15/2032	17,473,535
3,950,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 4.000%, 12/1/2027	3,838,553
2,525,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 5.000%, 4/15/2029	2,492,681
6,125,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 6.125%, 2/1/2028	6,187,374
5,900,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 7.250%, 2/15/2031	6,139,864
8,100,000	Trivium Packaging Finance B.V., 144A, 8.250%, 7/15/2030	8,534,686
8,125,000	Trivium Packaging Finance B.V., 144A, 12.250%, 1/15/2031	8,538,246
	TOTAL	211,002,747
	Paper—0.5%
20,725,000	Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 4.750%, 8/15/2028	19,552,379
2,225,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.500%, 3/15/2028	2,119,187
13,475,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.500%, 3/1/2029	12,644,820
1,250,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 4.750%, 7/15/2027	1,227,143
	TOTAL	35,543,529
	Pharmaceuticals—2.3%
4,825,000	Amneal Pharmaceuticals, Inc., Sr. Secd. Note, 144A, 6.875%, 8/1/2032	4,903,313
16,875,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 4.875%, 6/1/2028	14,951,756
9,675,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2029	6,878,296
3,850,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 5.250%, 1/30/2030	2,479,727

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Pharmaceuticals—continued
$ 11,750,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/15/2029	$ 8,533,438
29,125,000	Bausch Health, Sr. Secd. Note, 144A, 10.000%, 4/15/2032	29,670,042
40,400,000	Grifols Escrow Issuer S.A., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2028	38,952,399
15,175,000	Jazz Securities Designated Activity Co., Sr. Secd. Note, 144A, 4.375%, 1/15/2029	14,691,697
6,375,000	Opal Bidco SAS, Sr. Secd. Note, 144A, 6.500%, 3/31/2032	6,442,963
7,525,000	Organon & Co./Organon Foreign Debt Co-Issuer B.V., Sr. Secd. Note, 144A, 6.750%, 5/15/2034	7,105,316
15,900,000	Organon & Co./Organon Foreign Debt Co-Issuer B.V., Sr. Unsecd. Note, 144A, 7.875%, 5/15/2034	14,255,468
3,400,000	Organon Finance 1 LLC, Sr. Secd. Note, 144A, 4.125%, 4/30/2028	3,220,393
13,025,000	Organon Finance 1 LLC, Sr. Unsecd. Note, 144A, 5.125%, 4/30/2031	11,278,616
	TOTAL	163,363,424
	Restaurant—1.3%
2,925,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 3.875%, 1/15/2028	2,823,733
56,175,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.000%, 10/15/2030	52,116,486
3,900,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.375%, 1/15/2028	3,815,442
6,400,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 5.625%, 9/15/2029	6,446,195
6,100,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 6.125%, 6/15/2029	6,241,325
6,050,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Sr. Unsecd. Note, 144A, 4.750%, 6/1/2027	6,026,741
3,325,000	Yum! Brands, Inc., Sr. Unsecd. Note, 4.625%, 1/31/2032	3,187,533
3,625,000	Yum! Brands, Inc., Sr. Unsecd. Note, 5.375%, 4/1/2032	3,610,483
8,175,000	Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	8,067,446
	TOTAL	92,335,384
	Retailers—1.8%
16,225,000	Academy Ltd., Sr. Secd. Note, 144A, 6.000%, 11/15/2027	16,216,732
225,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 4.750%, 3/1/2030	216,250
16,275,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 4.625%, 11/15/2029	15,649,482
10,325,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2032	9,774,082
4,450,000	BELRON UK Finance PLC, 144A, 5.750%, 10/15/2029	4,494,544
8,325,000	Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.625%, 10/1/2029	7,692,529
7,900,000	Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.875%, 10/1/2031	7,059,951
3,875,000	Group 1 Automotive, Inc., Sr. Unsecd. Note, 144A, 6.375%, 1/15/2030	3,954,201
14,025,000	Hanesbrands, Inc., Sr. Unsecd. Note, 144A, 9.000%, 2/15/2031	14,779,475
5,525,000	Kontoor Brands, Inc., Sr. Unsecd. Note, 144A, 4.125%, 11/15/2029	5,148,950
3,200,000	LCM Investments Holdings II, LLC, Sr. Unsecd. Note, 144A, 4.875%, 5/1/2029	3,112,260
26,975,000	LCM Investments Holdings II, LLC, Sr. Unsecd. Note, 144A, 8.250%, 8/1/2031	28,540,899
6,225,000	Sally Hldgs. LLC/Sally Capital, Inc., Sr. Unsecd. Note, 6.750%, 3/1/2032	6,396,642
3,175,000	William Carter Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2027	3,152,314
	TOTAL	126,188,311
	Supermarkets—0.6%
6,800,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 3.250%, 3/15/2026	6,733,143
12,775,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 3.500%, 3/15/2029	12,061,366
13,275,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.875%, 2/15/2028	13,280,854
2,125,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 6.250%, 3/15/2033	2,168,352
6,100,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 6.500%, 2/15/2028	6,201,573
	TOTAL	40,445,288
	Technology—12.5%
23,050,000	Amentum Holdings, Inc., Sr. Unsecd. Note, 144A, 7.250%, 8/1/2032	23,862,443
46,650,000	AthenaHealth Group, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2030	45,896,691
5,900,000	CACI International, Inc., Sr. Unsecd. Note, 144A, 6.375%, 6/15/2033	6,040,367
23,900,000	Capstone Borrower, Inc., Sr. Secd. Note, 144A, 8.000%, 6/15/2030	24,865,082
14,825,000	Centerfield Media Parent, Sr. Note, 144A, 6.625%, 8/1/2026	13,998,801
3,900,000	Ciena Corp., Sr. Unsecd. Note, 144A, 4.000%, 1/31/2030	3,689,629
44,575,000	Clarivate Science Holdings Corp., Sr. Unsecd. Note, 144A, 4.875%, 7/1/2029	41,782,046
38,125,000	Cloud Software Group, Inc., Secured Note, 144A, 9.000%, 9/30/2029	39,481,907
27,025,000	Cloud Software Group, Inc., Sr. Secd. Note, 144A, 6.500%, 3/31/2029	27,311,060

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$ 12,025,000	Cloud Software Group, Inc., Sr. Secd. Note, 144A, 8.250%, 6/30/2032	$ 12,813,611
19,450,000	Coherent Corp., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	19,050,596
15,850,000	Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.000%, 10/15/2026	15,745,421
23,175,000	Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.500%, 10/15/2028	23,066,553
8,250,000	CoreWeave, Inc., Sr. Unsecd. Note, 144A, 9.000%, 2/1/2031	8,225,138
21,450,000	CoreWeave, Inc., Sr. Unsecd. Note, 144A, 9.250%, 6/1/2030	21,574,430
25,125,000	Elastic N.V., Sr. Unsecd. Note, 144A, 4.125%, 7/15/2029	23,921,352
1,775,000	Ellucian Holdings, Inc., Sr. Secd. Note, 144A, 6.500%, 12/1/2029	1,802,541
8,700,000	Entegris, Inc., Sr. Secd. Note, 144A, 4.750%, 4/15/2029	8,530,087
13,500,000	Entegris, Inc., Sr. Unsecd. Note, 144A, 3.625%, 5/1/2029	12,679,525
22,975,000	Entegris, Inc., Sr. Unsecd. Note, 144A, 5.950%, 6/15/2030	23,201,947
8,500,000	Fair Isaac & Co., Inc., Sr. Unsecd. Note, 144A, 6.000%, 5/15/2033	8,561,162
16,500,000	Fortress Intermediate 3, Inc., Sr. Secd. Note, 144A, 7.500%, 6/1/2031	17,337,094
8,650,000	Gen Digital, Inc., Sr. Unsecd. Note, 144A, 6.250%, 4/1/2033	8,840,110
24,625,000	HealthEquity, Inc., Sr. Unsecd. Note, 144A, 4.500%, 10/1/2029	23,736,050
2,025,000	Helios Software Holdings, Sr. Secd. Note, 144A, 4.625%, 5/1/2028	1,916,495
9,200,000	Insight Enterprises, Inc., Sr. Unsecd. Note, 144A, 6.625%, 5/15/2032	9,417,907
12,875,000	Iron Mountain, Inc., 144A, 6.250%, 1/15/2033	13,103,763
27,650,000	Iron Mountain, Inc., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2029	28,426,025
69,475,000	McAfee Corp., Sr. Unsecd. Note, 144A, 7.375%, 2/15/2030	64,490,454
3,775,000	NCR Atleos Corp., 144A, 9.500%, 4/1/2029	4,093,025
6,800,000	NCR Voyix Corp., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2028	6,694,648
7,025,000	NCR Voyix Corp., Sr. Unsecd. Note, 144A, 5.125%, 4/15/2029	6,890,919
9,050,000	Open Text, Inc., 144A, 6.900%, 12/1/2027	9,352,686
17,450,000	Open Text, Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2028	16,812,368
5,700,000	Open Text, Inc., Sr. Unsecd. Note, 144A, 4.125%, 12/1/2031	5,193,476
11,275,000	Rocket Software, Inc., Sr. Secd. Note, 144A, 9.000%, 11/28/2028	11,666,851
39,925,000	Rocket Software, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2029	38,858,459
4,350,000	Science Applications International Corp., Sr. Unsecd. Note, 144A, 4.875%, 4/1/2028	4,291,666
2,250,000	Seagate Data Storage Technologh Pte. Ltd., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2030	2,278,579
1,150,000	Seagate Data Storage Technologh Pte. Ltd., Sr. Unsecd. Note, 144A, 8.250%, 12/15/2029	1,228,640
7,300,000	Seagate Data Storage Technologh Pte. Ltd., Sr. Unsecd. Note, 144A, 8.500%, 7/15/2031	7,727,943
20,509,000	Seagate Data Storage Technologh Pte. Ltd., Sr. Unsecd. Note, 144A, 9.625%, 12/1/2032	23,114,583
3,100,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 4.375%, 2/15/2030	2,970,043
8,700,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 5.875%, 9/1/2030	8,716,417
4,450,000	Sensata Technologies, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2031	4,064,454
5,500,000	Sensata Technologies, Inc., Sr. Unsecd. Note, 144A, 6.625%, 7/15/2032	5,625,763
6,475,000	Shift4 Payments, Inc., Sr. Unsecd. Note, 144A, 6.750%, 8/15/2032	6,693,175
39,775,000	SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/30/2027	39,816,274
9,675,000	SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 6.500%, 6/1/2032	9,957,491
13,950,000	Synaptics, Inc., Sr. Unsecd. Note, 144A, 4.000%, 6/15/2029	13,184,286
1,775,000	TTM Technologies, Inc., Sr. Unsecd. Note, 144A, 4.000%, 3/1/2029	1,691,054
46,925,000	UKG, Inc., Sr. Secd. Note, 144A, 6.875%, 2/1/2031	48,205,583
11,975,000	Viavi Solutions, Inc., Sr. Unsecd. Note, 144A, 3.750%, 10/1/2029	11,086,683
5,625,000	Zebra Technologies Corp., Sr. Unsecd. Note, 144A, 6.500%, 6/1/2032	5,770,389
12,525,000	ZipRecruiter, Inc., Sr. Unsecd. Note, 144A, 5.000%, 1/15/2030	9,490,677
	TOTAL	878,844,419
	Transportation Services—0.4%
15,225,000	Stena International S.A., Sr. Secd. Note, 144A, 7.250%, 1/15/2031	15,486,642
12,725,000	Watco Cos. LLC/Finance Co., Sr. Unsecd. Note, 144A, 7.125%, 8/1/2032	13,213,958
	TOTAL	28,700,600
	Utility - Electric—3.3%
13,300,000	Calpine Corp., 144A, 4.500%, 2/15/2028	13,163,718
14,650,000	Calpine Corp., Sr. Secd. Note, 144A, 3.750%, 3/1/2031	13,783,423

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$ 7,900,000		Calpine Corp., Sr. Unsecd. Note, 144A, 4.625%, 2/1/2029	$ 7,769,271
7,450,000		Calpine Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2031	7,368,457
9,500,000		Calpine Corp., Sr. Unsecd. Note, 144A, 5.125%, 3/15/2028	9,460,356
6,150,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.375%, 2/15/2029	5,778,231
6,450,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2031	5,908,812
2,082,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2032	1,903,788
7,375,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 5.250%, 6/15/2029	7,298,035
775,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 5.750%, 7/15/2029	772,005
4,100,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 6.000%, 2/1/2033	4,114,567
4,850,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 6.250%, 11/1/2034	4,918,147
4,325,000		NRG Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 1/15/2028	4,341,106
9,875,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	9,475,290
27,175,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 5.000%, 1/31/2028	26,830,274
8,350,000		TransAlta Corp., Sr. Unsecd. Note, 7.750%, 11/15/2029	8,707,447
8,750,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.000%, 7/31/2027	8,709,113
9,650,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.500%, 9/1/2026	9,651,246
28,825,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2027	28,810,455
2,425,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 6.875%, 4/15/2032	2,521,205
9,425,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 7.750%, 10/15/2031	9,982,696
6,625,000		XPLR Infrastructure Operating Partners, LP, Sr. Unsecd. Note, 144A, 4.500%, 9/15/2027	6,420,761
19,900,000		XPLR Infrastructure Operating Partners, LP, Sr. Unsecd. Note, 144A, 7.250%, 1/15/2029	20,311,008
1,275,000		XPLR Infrastructure Operating Partners, LP, Sr. Unsecd. Note, 144A, 8.375%, 1/15/2031	1,338,322
14,625,000		XPLR Infrastructure Operating Partners, LP, Sr. Unsecd. Note, 144A, 8.625%, 3/15/2033	15,501,973
		TOTAL	234,839,706
		TOTAL CORPORATE BONDS (IDENTIFIED COST $6,925,577,867)	6,787,876,118
		COMMON STOCK—0.0%
		Media Entertainment—0.0%
67,353	[2,3]	Audacy Capital Corp. (IDENTIFIED COST $45,005,284)	1,346,387
		WARRANTS—0.0%
		Media Entertainment—0.0%
81,640	[2,3]	Audacy Capital Corp., Warrants 9/30/2028	817
13,607	[2,3]	Audacy Capital Corp., Warrants 9/30/2028	136
		TOTAL WARRANTS (IDENTIFIED COST $27,014)	953
		INVESTMENT COMPANY—3.1%
219,054,826		Federated Hermes Government Obligations Fund, Premier Shares, 4.24%[4] (IDENTIFIED COST $219,054,826)	219,054,826
		TOTAL INVESTMENT IN SECURITIES—99.5% (IDENTIFIED COST $7,189,664,991)	7,008,278,284
		OTHER ASSETS AND LIABILITIES - NET—0.5%[5]	34,296,847
		NET ASSETS—100%	$7,042,575,131

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended July 31, 2025, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 10/31/2024	$205,105,579
Purchases at Cost	$1,031,747,927
Proceeds from Sales	$(1,017,798,680)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 7/31/2025	$219,054,826
Shares Held as of 7/31/2025	219,054,826
Dividend Income	$6,810,797

1	Issuer in default.
2	Non-income-producing security.
3
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Fund’s Adviser acting through its Valuation Committee.

4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at July 31, 2025.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s Valuation Committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$6,787,876,118	$—	$6,787,876,118
Equity Security:
Common Stock
Domestic	—	—	1,346,387	1,346,387
Warrants	—	—	953	953
Investment Company	219,054,826	—	—	219,054,826
TOTAL SECURITIES	$219,054,826	$6,787,876,118	$1,347,340	$7,008,278,284

The following acronym(s) are used throughout this portfolio:
GMTN	—Global Medium Term Note
PIK	—Payment in Kind